HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of assets and liabilities classified as held-for-sale relating to Algeria (Details) - USD ($) $ in Millions	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Property and equipment	$ 8,329	$ 6,717	$ 7,236	$ 6,879
Goodwill	1,255	1,542
Other non-current assets	225	216
Other current assets	350	344
Total assets	17,694	15,921
Non-current liabilities	9,623	9,642
Current liabilities	6,136	$ 4,383
Assets and liabilities classified as held for sale
Disclosure of Analysis of Assets and Liabilities Held For Sale [Line Items]
Property and equipment	554
Intangible assets excl. goodwill	116
Goodwill	951
Other non-current assets	35
Other current assets	223
Total assets	1,879
Non-current liabilities	93
Current liabilities	279
Total liabilities held for sale	$ 372